Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	5 years